Investigations and Out of Period Adjustments	3 Months Ended	12 Months Ended
	Jun. 28, 2013	Mar. 29, 2013
Out of period adjustments [Abstract]
Investigations and Out of Period Adjustments
nvestigations and Out of Period Adjustments

Summary of Audit Committee and SEC Investigations Related to the Out of Period Adjustments

As previously disclosed, the Company initiated an investigation into out of period adjustments resulting from certain accounting errors in our former Managed Services Sector (MSS) segment, primarily involving accounting irregularities in the Nordic region. Initially, the investigation was conducted by Company personnel, but outside Company counsel and forensic accountants retained by such counsel later assisted in the Company's investigation. On January 28, 2011, the Company was notified by the SEC's Division of Enforcement that it had commenced a formal civil investigation relating to these matters, which investigation has been expanded to other matters subsequently identified by the SEC, including matters specified in subpoenas issued to the Company from time to time by the SEC's Division of Enforcement as well as matters under investigation by the Audit Committee, as further described below. The Company is cooperating in the SEC's investigation.

On May 2, 2011, the Audit Committee commenced an independent investigation into the matters relating to the former MSS segment and the Nordic region, matters identified by subpoenas issued by the SEC's Division of Enforcement, and certain other accounting matters identified by the Audit Committee and retained independent counsel to represent CSC on behalf of, and under the exclusive direction of, the Audit Committee in connection with such independent investigation. Independent counsel retained forensic accountants to assist with their work. Independent counsel also represents CSC on behalf of, and under the exclusive direction of, the Audit Committee in connection with the investigation by the SEC's Division of Enforcement.

The Audit Committee’s investigation was expanded to encompass (i) the Company’s operations in Australia, (ii) certain aspects of the Company’s accounting practices within its Americas Outsourcing operation, and (iii) certain of the Company’s accounting practices that involve the percentage-of-completion accounting method, including the Company’s contract with the U.K. National Health Service (NHS). In the course of the Audit Committee's expanded investigation, accounting errors and irregularities were identified. As a result, certain personnel have been reprimanded, suspended, terminated and/or have resigned. The Audit Committee determined in August 2012 that its independent investigation was complete. The Audit Committee instructed its independent counsel to cooperate with the SEC's Division of Enforcement by completing production of documents and providing any further information requested by the SEC's Division of Enforcement.

In addition to the matters noted above, the SEC's Division of Enforcement is continuing its investigation involving its concerns with certain of the Company's prior disclosure and accounting determinations with respect to the Company's contract with the NHS and the possible impact of such matters on the Company's financial statements for years prior to the Company's current fiscal year. The Company and the Audit Committee and its independent counsel are continuing to respond to SEC questions and to cooperate with the SEC's Division of Enforcement in its investigation of prior disclosures of the Company's contract with the NHS. The SEC's investigative activities are ongoing.

In addition, the SEC's Division of Corporation Finance has issued comment letters to the Company requesting, among other things, additional information regarding its previously disclosed adjustments in connection with the above-referenced accounting errors, the Company's conclusions relating to the materiality of such adjustments, and the Company's analysis of the effectiveness of its disclosure controls and procedures and its internal control over financial reporting. The SEC's Division of Corporation Finance's comment letter process is ongoing, and the Company is continuing to cooperate with that process.

The investigation being conducted by the SEC's Division of Enforcement and the review of our financial disclosures by the SEC's Division of Corporation Finance are continuing and could identify other accounting errors, irregularities or other areas of review. As a result, CSC has incurred and may continue to incur significant legal and accounting expenditures. The Company is unable to predict how long the SEC's Division of Enforcement's investigation will continue or whether, at the conclusion of its investigation, the SEC will seek to impose fines or take other actions against the Company. In addition, the Company is unable to predict the timing of the completion of the SEC's Division of Corporation Finance's review of its financial disclosures or the outcome of such review. Publicity surrounding the foregoing or any enforcement action as a result of the SEC's investigation, even if ultimately resolved favorably for CSC, could have an adverse impact on the Company's reputation, business, financial condition, results of operations or cash flows.

Out of Period Adjustments Financial Impact Summary

The rollover impact on income (loss) from continuing operations before taxes of the recorded out of period adjustments in the first three months of fiscal 2014, fiscal 2013 and fiscal 2012 is attributable to the following prior fiscal years:

	Increase/(Decrease)
(Amounts in millions)	Fiscal 2012 Adjustments	Fiscal 2013 Adjustments	Fiscal 2014 First Quarter Adjustments	Total Adjustments
Fiscal 2014	$—	$—	$(9)	$(9)
Fiscal 2013	—	6	7	13
Fiscal 2012	79	7	(3)	83
Fiscal 2011	(29)	(22)	2	(49)
Prior fiscal years (unaudited)	(50)	9	3	(38)

See Note 13 for a summary of the effect of the pre-tax out of period adjustments on the Company's segment results for the three months ended June 28, 2013 and June 29, 2012, respectively.

Fiscal 2014 Adjustments

During the first quarter of fiscal 2014, the Company identified and recorded net adjustments increasing income from continuing operations, before taxes by $9 million that should have been recorded in prior fiscal years. This net impact on income from continuing operations before taxes comprised of the following:

•	net adjustments decreasing income from continuing operations before taxes by $13 million resulting primarily from revenues and costs in its GBS segment;

•	net adjustments increasing income from continuing operations before taxes by $8 million resulting from the correction of payroll expenses within its GBS segment; and

•	net adjustments increasing income from continuing operations before taxes by $14 million resulting primarily from adjustments identified by the Company late in the fiscal 2013 closing process.

Adjustments recorded during the first quarter of fiscal 2014 that should have been recorded in prior fiscal years decreased income from continuing operations by $2 million. The difference is attributable to the tax effect of the adjustments described above, and $2 million of tax expense related to net adjustments that should have been recorded in prior periods.

The impact of out of period adjustments recorded during the first quarter of fiscal 2014 on select line items of the Consolidated Condensed Statements of Operations for the quarter ended June 28, 2013, using the rollover method, is shown below:

	Quarter Ended June 28, 2013
(Amounts in millions, except per-share amounts)	As Reported	Adjustments Increase/ (Decrease)	Amount Adjusted for Removal of Errors
Revenue	$3,254	$19	$3,273
Costs of services (excludes depreciation and amortization and restructuring costs)	2,456	26	2,482
Selling, general and administrative	292	—	292
Depreciation and amortization	254	—	254
Restructuring costs	7	2	9
Interest expense	39	—	39
Other (income) expense	(1)	—	(1)
Income from continuing operations before taxes	211	(9)	202
Taxes on income	66	(11)	55
Income from continuing operations	145	2	147
Income from discontinued operations, net of taxes	14	—	14
Income attributable to CSC common shareholders	156	2	158
EPS – Diluted
Continuing operations	$0.93	$0.01	$0.94
Discontinued operations	0.09	—	0.09
Total	$1.02	$0.01	$1.03

The out of period adjustments impacting income from continuing operations before taxes recorded by the Company in the three months ended June 28, 2013 are related to the following consolidated balance sheet line items:

•	Accounts receivable ($1 million decrease);

•	Prepaid expenses and other current assets ($2 million increase);

•	Other assets ($4 million increase);

•	Accrued payroll and related costs ($8 million decrease )

•	Deferred revenue ($18 million increase); and

•	Accrued expenses and other current liabilities ($14 million decrease).

The Company has determined that the impact of the consolidated out of period adjustments recorded during the first quarter of fiscal 2014 is immaterial to the consolidated results, financial position and cash flows for the first quarter of fiscal 2014 and prior years. Consequently, the cumulative effect of these adjustments was recorded during the first quarter of fiscal 2014.

Fiscal 2013 Adjustments

During the first quarter of fiscal 2013, the Company recorded net adjustments primarily in its NPS and GBS segments reducing income from continuing operations before taxes by $1 million that should have been recorded in prior fiscal years. The out of period adjustments recorded in the first quarter of fiscal 2013 consisted of $17 million of charges reducing income from continuing operations before taxes and $16 million of adjustments increasing income from continuing operations before taxes. These net adjustments increased income from continuing operations by $5 million. The difference is attributable to the tax effect of the adjustments described above, and a $2 million tax benefit recorded in the first quarter of fiscal 2013 but related to prior periods.

During subsequent periods, the Company recorded out of period adjustments primarily in its GBS and GIS segments that should have been recorded in the first quarter of fiscal 2013. Had such adjustments been recorded in the first quarter of fiscal 2013, income from continuing operations before taxes would have decreased by $2 million, of which $4 million relates to adjustments identified during the first quarter of fiscal 2014. Had such adjustments been recorded in the first quarter of fiscal 2013, there would have been no net effect on income from continuing operations.

The impact of out of period adjustments recorded during fiscal 2013 and the first quarter of fiscal 2014 on select line items of the Consolidated Condensed Statements of Operations for the quarter ended June 29, 2012, using the rollover method, is shown below:

	Quarter Ended June 29, 2012
(Amounts in millions, except per-share amounts)	As Reported	Adjustments Increase/ (Decrease)	Amount Adjusted for Removal of Errors
Revenue	$3,628	$6	$3,634
Costs of services (excludes depreciation and amortization and restructuring costs)	2,967	1	2,968
Selling, general and administrative	281	3	284
Depreciation and amortization	262	(2)	260
Restructuring costs	27	5	32
Interest expense	44	—	44
Other (income) expense	12	—	12
Income from continuing operations before taxes	40	(1)	39
Taxes on income	19	4	23
Income from continuing operations	21	(5)	16
Loss from discontinued operations, net of taxes	21	—	21
Net income attributable to CSC common shareholders	40	(5)	35
EPS – Diluted
Continuing operations	$0.13	$(0.03)	$0.10
Discontinued operations	0.13	—	0.13
Total	$0.26	$(0.03)	$0.23

The out of period adjustments impacting income from continuing operations before taxes recorded by the Company in the three months ended June 29, 2012 are related to the following consolidated balance sheet line items:

•	Accounts receivable ($2 million increase);

•	Prepaid expenses and other current assets ($2 million decrease);

•	Property and equipment ($3 million decrease);

•	Accrued payroll and related costs ($1 million decrease)

•	Deferred revenue ($7 million increase); and

•	Accrued expenses and other current liabilities ($10 million decrease).

The Company determined that the impact of the consolidated out of period adjustments recorded in the first quarter of fiscal 2013 was immaterial to the consolidated results, financial position and cash flows for the first quarter of fiscal 2013 and prior years. Consequently, the cumulative effect of these adjustments was recorded during the first quarter of fiscal 2013.

Investigations and Out of Period Adjustments

Summary of Audit Committee and SEC Investigations Related to the Out of Period Adjustments

As previously disclosed in fiscal 2012 and fiscal 2011, the Company initiated an investigation into out of period adjustments resulting from certain accounting errors in our former Managed Services Sector (MSS) segment, primarily involving accounting irregularities in the Nordic region. Initially, the investigation was conducted by Company personnel, but outside Company counsel and forensic accountants retained by such counsel later assisted in the Company's investigation. On January 28, 2011, the Company was notified by the SEC's Division of Enforcement that it had commenced a formal civil investigation relating to these matters, which investigation has been expanded to other matters subsequently identified by the SEC, including matters specified in subpoenas issued to the Company from time to time by the SEC's Division of Enforcement as well as matters under investigation by the Audit Committee, as further described below. The Company is cooperating in the SEC's investigation.

On May 2, 2011, the Audit Committee commenced an independent investigation into the matters relating to the former MSS segment and the Nordic region, matters identified by subpoenas issued by the SEC's Division of Enforcement, and certain other accounting matters identified by the Audit Committee and retained independent counsel to represent CSC on behalf of, and under the exclusive direction of, the Audit Committee in connection with such independent investigation. Independent counsel retained forensic accountants to assist with their work. Independent counsel also represents CSC on behalf of, and under the exclusive direction of, the Audit Committee in connection with the investigation by the SEC's Division of Enforcement.

The Audit Committee’s investigation was expanded to encompass (i) the Company’s operations in Australia, (ii) certain aspects of the Company’s accounting practices within its Americas Outsourcing operation, and (iii) certain of the Company’s accounting practices that involve the percentage-of-completion accounting method, including the Company’s contract with the U.K. National Health Service (NHS). In the course of the Audit Committee's expanded investigation, accounting errors and irregularities were identified. As a result, certain personnel have been reprimanded, suspended, terminated and/or have resigned. The Audit Committee determined in August 2012 that its independent investigation was complete. The Audit Committee instructed its independent counsel to cooperate with the SEC's Division of Enforcement by completing production of documents and providing any further information requested by the SEC's Division of Enforcement.

In addition to the matters noted above, the SEC's Division of Enforcement is continuing its investigation involving its concerns with certain of the Company's prior disclosure and accounting determinations with respect to the Company's contract with the NHS and the possible impact of such matters on the Company's financial statements for years prior to the Company's current fiscal year. The Company and the Audit Committee and its independent counsel are investigating these matters and are continuing to cooperate with the SEC's Division of Enforcement in its investigation of prior disclosures of the Company's contract with the NHS. The SEC's investigative activities are ongoing.

In addition, the SEC's Division of Corporation Finance has issued comment letters to the Company requesting, among other things, additional information regarding its previously disclosed adjustments in connection with the above-referenced accounting errors, the Company's conclusions relating to the materiality of such adjustments, and the Company's analysis of the effectiveness of its disclosure controls and procedures and its internal control over financial reporting. The SEC's Division of Corporation Finance's comment letter process is ongoing, and the Company is continuing to cooperate with that process.

The investigation being conducted by the SEC's Division of Enforcement and the review of our financial disclosures by the SEC's Division of Corporation Finance are continuing and could identify other accounting errors, irregularities or other areas of review. As a result, we have incurred and may continue to incur significant legal and accounting expenditures. We are unable to predict how long the SEC's Division of Enforcement's investigation will continue or whether, at the conclusion of its investigation, the SEC will seek to impose fines or take other actions against the Company. In addition, we are unable to predict the timing of the completion of the SEC's Division of Corporation Finance's review of our financial disclosures or the outcome of such review. Publicity surrounding the foregoing or any enforcement action as a result of the SEC's investigation, even if ultimately resolved favorably for us, could have an adverse impact on the Company's reputation, business, financial condition, results of operations or cash flows. The Company is unable to estimate any possible loss or range of loss associated with these matters.

Out of Period Adjustments Financial Impact Summary

Cumulative Impact of Out of Period Adjustments

The rollover impact on income (loss) from continuing operations before taxes of the recorded out of period adjustments in fiscal 2013, 2012 and 2011 is attributable to the following prior fiscal years:

	Increase/(Decrease)
(Amounts in millions)	Fiscal 2011 Adjustments	Fiscal 2012 Adjustments	Fiscal 2013 Adjustments	Total Adjustments
Fiscal 2013	$—	$—	$6	$6
Fiscal 2012	—	79	7	86
Fiscal 2011	52	(29)	(22)	1
Fiscal 2010	(48)	(9)	14	(43)
Prior fiscal years (unaudited)	(4)	(41)	(4)	(49)

See Note 16 for a summary of the effect of the pre-tax out of period adjustments on the Company's segment results for fiscal 2013, 2012 and 2011.

Fiscal 2013 Adjustments Financial Impact Summary

During fiscal 2013, the Company identified and recorded net adjustments decreasing income from continuing operations before taxes by $6 million that should have been recorded in prior fiscal years. This net impact on income from continuing operations before taxes for fiscal 2013 is comprised of the following:

•
net adjustments decreasing fourth quarter pre-tax income by $9 million resulting primarily from the correction of inappropriately capitalized operating costs originating from the Company's GIS segment, a software revenue recognition correction originating from the Company's GBS segment and the correction of understated payroll and related expenses at Corporate;

•
net adjustments decreasing third quarter pre-tax income by $1 million primarily resulting from the correction of useful lives of property and equipment in service at a GIS contract that were inconsistent with established CSC accounting conventions;

•
net adjustments increasing second quarter pre-tax income by $5 million primarily resulting from the correction of accounting errors identified by the Company related to costs incurred under the NHS contract (see below for more discussion of out of period adjustments related to the Company's NHS contract); and

•
net adjustments decreasing first quarter pre-tax income by $1 million primarily resulting from the corrections of fiscal 2012 revenue recognized on a software contract in the Company's GBS segment, corrections of fiscal 2012 restructuring cost accruals originating primarily from the Company's GBS and GIS segments and corrections to record adjustments that were identified late in the close process but not included in the Company's consolidated fiscal 2012 financial statements

Adjustments recorded during fiscal 2013 that should have been recorded in prior fiscal years increased income from continuing operations by $7 million. This increase is attributable to the tax effect of the adjustments described above and $5 million of discrete tax benefits that should have been recorded in prior fiscal years. The discrete tax benefits are primarily attributable to the adjustment of the deferred tax liability related to intellectual property assets.

NHS

As previously disclosed in fiscal 2012 and in the first quarter of fiscal 2013, the Company had identified certain additional items related to the investigation of the Company's use of the percentage-of-completion accounting method used on the NHS contract. During the second quarter of fiscal 2013, based on its analysis of these items, the Company recorded net credits of $9 million in pre-tax out of period adjustments impacting prior fiscal years. During the third quarter of fiscal 2013, the Company identified additional prior period errors. Such errors identified in the third quarter, which were self-correcting in the third quarter of fiscal 2012, have no impact on income from continuing operations before taxes for fiscal 2013. The accounting errors identified during fiscal 2013 are primarily related to either costs incurred under the contract or the estimation of contract revenues and costs at completion, which resulted in the overstatement of income from continuing operations before taxes. The Company has concluded that there is no cumulative impact of this overstatement as a result of the $1.5 billion specified contract charge recorded as of December 30, 2011 being overstated by the same amount.

The Company has concluded that the errors identified during fiscal 2013 do not appear to have any impact on amounts charged to the NHS. Based on information provided by independent counsel, the Company believes that a small portion of such adjustments should be characterized as intentional accounting irregularities. The impact on income (loss) from continuing operations before taxes of the out of period adjustments identified in fiscal 2013 related to the Company's NHS contract is attributable to the following prior fiscal years:

Increase/(Decrease)
(Amounts in millions)	Fiscal 2013 Adjustments
Fiscal 2013	$(9)
Fiscal 2012	10
Fiscal 2011	(15)
Fiscal 2010	18
Prior fiscal years (unaudited)	(4)

The following table summarizes the cumulative effect on net income attributable to CSC common shareholders of the consolidated out of period adjustments recorded during fiscal 2013 under the rollover method. The amounts noted below also include certain adjustments that only impacted quarters (unaudited) within fiscal 2013, but had no net impact on the full year fiscal 2013 results:

	Fiscal 2013
	Quarter Ended
(Amounts in millions)	June 29, 2012	September 28, 2012	December 28, 2012	March 29, 2013	Total
NHS adjustments	$—	$(9)	$—	$—	$(9)
Other adjustments	3	12	4	(4)	15
Effect on income from continuing operations before taxes	3	3	4	(4)	6
Taxes on income	(2)	(1)	(4)	(1)	(8)
Other income tax adjustments	(2)	—	(2)	(1)	(5)
Effect on income from discontinued operations, net of taxes	—	—	(28)	28	—
Effect on net income attributable to CSC common shareholders	$(1)	$2	$(30)	$22	$(7)

Out of period adjustments recorded in fiscal 2013 had the following impact on select line items of the Consolidated Statements of Operations for the twelve months ended March 29, 2013 under the rollover method:

	Twelve Months Ended March 29, 2013
(Amounts in millions, except per-share amounts)	As Reported	Adjustments Increase/ (Decrease)	Amount Adjusted for Removal of Errors
Revenues	$14,195	14	$14,209
Costs of services (excludes depreciation and amortization and restructuring costs)	11,100	6	11,106
Selling, general and administrative (excluding restructuring costs)	1,176	(1)	1,175
Depreciation and amortization	1,070	(2)	1,068
Restructuring costs	264	5	269
Interest expense	183	—	183
Other (income) expense	(25)	—	(25)
Income from continuing operations before taxes	449	6	455
Taxes on income	(49)	13	(36)
Income from continuing operations	498	(7)	491
Income from discontinued operations, net of taxes	481	—	481
Net income attributable to CSC common shareholders	961	(7)	954
EPS – Diluted
Continuing operations	$3.09	$(0.04)	$3.05
Discontinued operations	3.09	—	3.09
Total	$6.18	$(0.04)	$6.14

The out of period adjustments affecting income from continuing operations before taxes during the twelve months ended March 29, 2013 under the rollover method are related to the following consolidated balance sheet line items:

•	Accounts receivable ($1 million decrease);

•	Prepaid expenses and other current assets ($15 million increase);

•	Outsourcing contract costs ($1 million decrease);

•	Other assets ($6 million decrease);

•	Property and equipment ($5 million decrease);

•	Accrued payroll and related costs ($9 million increase);

•	Accrued expenses and other current liabilities ($12 million decrease); and

•	Deferred revenue ($13 million increase).

The Company has determined that the impact of the consolidated out of period adjustments recorded in fiscal 2013 is immaterial to the consolidated results, financial position and cash flows for fiscal 2013 and prior years. Consequently, the cumulative effect of these adjustments was recorded during fiscal 2013.

Fiscal 2012 Adjustments Financial Impact Summary

During fiscal 2012, the Company recorded various pre-tax adjustments that should have been recorded in prior fiscal years. The aggregate fiscal 2012 adjustments increased the loss from continuing operations before taxes by $79 million ($63 million net of tax) and were comprised of $13 million of charges relating to operations in the Nordic region, $23 million of charges relating to the Company's operations in Australia, and $25 million of charges originating from the NHS contract in the Company's GBS segment. Additionally, $16 million and $2 million of charges were recorded in the NPS segment and other operations of the Company, respectively. The fiscal 2012 out of period adjustments primarily related to the Company’s GIS and GBS segments, with $24 million and $39 million of adjustments within GIS and GBS, respectively. Further adjustments were identified and recorded in fiscal 2013 related to fiscal 2012 that increased the net error by $7 million.

Nordic Region
The Company attributes the $13 million in pre-tax adjustments recorded in the Nordic region in fiscal 2012 to miscellaneous errors and not to any accounting irregularities or intentional misconduct other than a $1 million operating lease adjustment noted in the first quarter of fiscal 2012 which was a refinement of an error previously corrected and reported in fiscal 2011.

Australia
As previously disclosed, in the course of the Australia investigation initiated in fiscal 2012, accounting errors and irregularities were identified. As a result, certain personnel in Australia have been reprimanded, terminated and/or resigned. The Company attributes the $23 million of pre-tax adjustments recorded in fiscal 2012 to either intentional accounting irregularities (intentional irregularities) or other accounting errors (Other Errors). Other Errors include both unintentional errors and errors for which the categorization is unclear. The categorizations were provided to the Company through the independent investigation. The impact of the adjustments on income (loss) from continuing operations before taxes is attributable to the following prior fiscal years:

	Increase/(Decrease)
(Amounts in millions)	Fiscal 2008 & Prior (unaudited)	Fiscal 2009 (unaudited)	Fiscal 2010	Fiscal 2011	Total
Intentional irregularities	$10	$(7)	$(4)	$1	$—
Other Errors	(7)	(16)	3	(3)	(23)
	$3	$(23)	$(1)	$(2)	$(23)

NHS
As previously disclosed, in fiscal 2012, $25 million of out of period adjustments reducing income from continuing operations related to the Company's NHS contract were identified and recorded. During the course of the investigation in fiscal 2012 of the percentage-of-completion accounting method used on the Company's NHS contract, certain accounting errors were identified related to costs incurred under the contract, which resulted in errors in the recognition of income from continuing operations that would have reduced by approximately $24 million the $1.5 billion write-off recorded by the Company in the third quarter of fiscal 2012. Although the Company has concluded that these errors do not appear to have any impact on amounts charged to the NHS, the errors have impacted the operating income recognized on the NHS contract. The exclusion of certain costs incurred under the contract caused the estimated margin at completion, which determines the operating income that is booked when revenue milestones are achieved, to be overstated. Although the Company has concluded that there is no cumulative impact as a result of the $1.5 billion charge relating to the NHS contract recorded as of December 30, 2011, operating income from fiscal year 2007 through and including fiscal 2011 has been overstated by a total of approximately $24 million and, therefore, the charge taken by the Company as of December 30, 2011 was overstated by approximately the same amount.

Certain additional items had been identified related to the NHS contract that could have had an effect on the amount and the allocation of the out of period adjustments for fiscal 2012 and prior fiscal years. These additional items were subject to further investigation and therefore were not recorded in fiscal 2012. See our discussion of fiscal 2013 adjustments above for further information regarding the impact of such items.

Certain CSC finance employees based in the U. K. were aware prior to fiscal 2012 of the aforementioned errors, but those employees failed to appropriately correct the errors. Therefore, the Company has classified these errors as intentional. Such categorization was provided to the Company through the independent investigation. As a result, certain personnel have been suspended.

The impact on income (loss) from continuing operations before taxes of the $25 million of out of period adjustments identified in fiscal 2012 related to the Company's NHS contract is attributable to the following prior fiscal years:

Increase/(Decrease)
(Amounts in millions)	Fiscal 2012 Adjustments
Fiscal 2012	$25
Fiscal 2011	(7)
Fiscal 2010	(4)
Prior fiscal years (unaudited)	(14)

NPS
As previously reported, in fiscal 2012 the Company identified and recorded pre-tax adjustments reducing income from continuing operations before taxes by $16 million. Such adjustments were identified by the Company and were primarily related to the percentage-of-completion accounting adjustments.

Americas Outsourcing
As previously disclosed, in the course of the independent investigation of Americas Outsourcing accounting practices, accounting conventions used by Americas Outsourcing relating to intraperiod cost allocations were determined to be unintentional accounting errors. The errors did not have an impact on a fiscal year basis. The Company also determined that other operating units employed similar practices and made necessary corrections.

The following table summarizes the cumulative effect on the fiscal 2012 net loss attributable to CSC common shareholders of the consolidated out of period adjustments recorded during fiscal 2012 and fiscal 2013 under the rollover method. The amounts noted below also include certain adjustments that only impacted quarters (unaudited) within fiscal 2012, but had no net impact on the full year fiscal 2012 results:

	Fiscal 2012
	Quarter Ended
(Amounts in millions)	July 1, 2011	September 30, 2011	December 30, 2011	March 30, 2012	Total
Operating costs inappropriately capitalized	$1	$—	$—	$—	$1
Misapplication of US GAAP	1	(1)	2	(1)	1
Miscellaneous errors	2	7	—	2	11
Total Nordic adjustments	4	6	2	1	13
Operating costs inappropriately capitalized	—	11	—	—	11
Misapplication of US GAAP	—	8	—	1	9
Miscellaneous errors	—	2	2	(1)	3
Total Australia adjustments	—	21	2	—	23
NHS adjustments	(2)	(2)	46	(7)	35
NPS adjustments	3	1	(5)	11	10
Other adjustments	2	(11)	5	9	5
Effect on income (loss) from continuing operations before taxes	7	15	50	14	86
Taxes on income	(2)	(3)	(2)	(4)	(11)
Other income tax adjustments	1	14	(10)	(5)	—
Effect on net income (loss) attributable to CSC common shareholders	$6	$26	$38	$5	$75

Out of period adjustments recorded during fiscal 2012 and fiscal 2013 had the following impact on select line items of the Consolidated Statements of Operations for the twelve months ended March 30, 2012 under the rollover method:

	Twelve Months Ended March 30, 2012
(Amounts in millions, except per-share amounts)	As Reported	Adjustments Increase/ (Decrease)	Amount Adjusted for Removal of Errors
Revenues	$14,476	$56	$14,532
Costs of services (excludes depreciation and amortization, specified contract charge, settlement charge and restructuring costs)	12,181	(27)	12,154
Cost of services – specified contract charge (excludes amount charged to revenue of $204)	1,281	3	1,284
Selling, general and administrative (excludes restructuring costs)	1,108	2	1,110
Depreciation and amortization	1,141	(2)	1,139
Restructuring costs	140	(5)	135
Interest expense	174	(3)	171
Other (income) expense	4	2	6
Loss from continuing operations before taxes	(4,487)	86	(4,401)
Taxes on income	(96)	11	(85)
Loss from continuing operations	(4,391)	75	(4,316)
Income from discontinued operations, net of taxes	166	—	166
Net loss attributable to CSC common shareholders	(4,242)	75	(4,167)
EPS – Diluted
Continuing operations	$(28.44)	$0.48	$(27.96)
Discontinued operations	1.07	—	1.07
Total	$(27.37)	$0.48	$(26.89)

The out of period adjustments affecting loss from continuing operations before taxes during the twelve months ended March 30, 2012 under the rollover method are related to the following consolidated balance sheet line items:

•	Accounts receivable ($66 million decrease);

•	Prepaid expenses and other current assets ($44 million increase);

•	Other assets ($6 million increase);

•	Property and equipment ($29 million decrease);

•	Accrued payroll and related costs ($2 million decrease);

•	Accrued expenses and other current liabilities ($46 million increase); and

•	Deferred revenue ($3 million decrease).

The Company has determined that the impact of the consolidated out of period adjustments recorded in fiscal 2012 and fiscal 2013 is immaterial to the consolidated results, financial position and cash flows for fiscal 2012 and prior years. Consequently, the cumulative effect of these adjustments was recorded during fiscal 2012 and fiscal 2013.

Fiscal 2011 Adjustments Financial Impact Summary

During fiscal 2011, the Company recorded $52 million of pre-tax adjustments that should have been recorded in prior fiscal years. The total out of period adjustments recorded in fiscal 2011 were comprised of $92 million of charges reducing income from continuing operations before taxes originating out of the Company’s GBS and GIS operations in the Nordic region, and $40 million of adjustments increasing income from continuing operations before taxes, with $27 million of the $40 million within GIS. Further adjustments were identified and recorded in fiscal 2012 and 2013 related to fiscal 2011 that reduced the net error by $29 million and $22 million, respectively.

Nordic Region
As noted above, during fiscal 2011, the Company commenced an investigation into accounting irregularities in the Nordic region. Based upon the Company's investigation, review of underlying documentation for certain transactions and balances, review of contract documentation and discussions with Nordic personnel, the Company attributes the majority of the $92 million of pre-tax adjustments recorded in the Nordic region in fiscal 2011 to accounting irregularities arising from suspected intentional misconduct by certain former employees in our Danish subsidiaries. These accounting irregularities included the inappropriate capitalization of operating costs, the misapplication of U.S. GAAP and miscellaneous errors.

The following table summarizes the cumulative effect on the fiscal 2011 net income attributable to CSC common shareholders of the consolidated out of period adjustments recorded during fiscal 2011, 2012 and 2013. The amounts noted below also include certain adjustments that only impacted quarters (unaudited) within fiscal 2011, but had no net impact on the full year fiscal 2011 results:

	Fiscal 2011
	Quarter Ended
(Amounts in millions)	July 2, 2010	October 1, 2010	December 31, 2010	April 1, 2011	Total
Operating costs inappropriately capitalized	$15	$38	$8	$6	$67
Misapplication of US GAAP	4	3	6	(1)	12
Miscellaneous errors	1	(1)	9	(2)	7
Total Nordic adjustments	20	40	23	3	86
Operating costs inappropriately capitalized	—	(1)	(1)	—	(2)
Misapplication of US GAAP	—	1	3	(1)	3
Miscellaneous errors	(4)	5	(2)	(3)	(4)
Total Australia adjustments	(4)	5	—	(4)	(3)
NHS adjustments	(10)	(2)	(5)	(5)	(22)
NPS adjustments	4	2	(10)	(7)	(11)
Other adjustments	(9)	(8)	(18)	(14)	(49)
Effect on income from continuing operations before taxes	1	37	(10)	(27)	1
Taxes on income	4	1	9	10	24
Other income tax adjustments	(1)	(13)	(6)	18	(2)
Effect on net income attributable to CSC common shareholders	$4	$25	$(7)	$1	$23

Out of period adjustments recorded during fiscal 2011, 2012 and 2013 had the following impact on select line items of the Consolidated Statements of Operations for the twelve months ended April 1, 2011 under the rollover method:

	Twelve Months Ended April 1, 2011
(Amounts in millions, except per-share amounts)	As Reported	Adjustments Increase/ (Decrease)	Amount Adjusted for Removal of Errors
Revenues	$14,597	$1	$14,598
Costs of services (excludes depreciation and amortization)	11,653	(4)	11,649
Selling, general and administrative	935	1	936
Depreciation and amortization	1,063	3	1,066
Interest expense	167	—	167
Other (income) expense	(11)	—	(11)
Income from continuing operations before taxes	827	1	828
Taxes on income	194	(22)	172
Income from continuing operations	633	23	656
Income from discontinued operations, net of taxes	126	—	126
Net income attributable to CSC common shareholders	740	23	763
EPS – Diluted
Continuing operations	$3.93	$0.15	$4.08
Discontinued operations	0.80	—	0.80
Total	$4.73	$0.15	$4.88

The Company has determined that the impact of the consolidated out of period adjustments recorded in fiscal 2013, 2012, and 2011 is immaterial to the consolidated results, financial position and cash flows for fiscal 2011 and prior years. Consequently, the cumulative effect of these adjustments was recorded during fiscal 2011.